Distribution Date:	08/17/26	WFRBS Commercial Mortgage Trust 2014-C22
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	Special Servicer	Mount Street US (Georgia) LLP
Principal Prepayment Detail	15		Special Servicing		Special.servicing@mountstreet.com
Historical Detail	16		2839 Paces Ferry Road SE, Suite 200 | Atlanta, GA 30339 | United States
Delinquency Loan Detail	17	Trust Advisor	Pentalpha Surveillance LLC
			Attention: WFRBS 2014-C22 Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	18
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	20		Bank, N.A.
Modified Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	25		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890KAW5	1.479000%	57,333,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890KAX3	2.976000%	75,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890KAY1	3.528000%	59,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890KAZ8	3.488000%	360,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890KBA2	3.752000%	386,043,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890KBB0	3.464000%	102,144,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92890KBC8	4.069000%	104,132,000.00	3,620,260.98	7,250.28	12,275.70	0.00	0.00	19,525.98	3,613,010.70	98.58%	23.00%
B	92890KBF1	4.371000%	68,802,000.00	68,802,000.00	0.00	250,611.29	0.00	0.00	250,611.29	68,802,000.00	71.51%	18.38%
C	92890KBG9	3.925640%	52,066,000.00	52,066,000.00	0.00	112,114.16	0.00	0.00	112,114.16	52,066,000.00	51.03%	14.88%
D	92890KAJ4	4.066640%	111,570,000.00	111,570,000.00	0.00	0.00	0.00	0.00	0.00	111,570,000.00	7.13%	7.38%
E	92890KAL9	3.455000%	31,611,000.00	18,294,567.56	0.00	0.00	0.00	160,088.11	0.00	18,134,479.45	0.00%	5.25%
F	92890KAN5	3.455000%	14,876,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.25%
G	92890KAQ8	3.455000%	63,223,793.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890KAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890KAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,487,599,795.00	254,352,828.54	7,250.28	375,001.15	0.00	160,088.11	382,251.43	254,185,490.15

X-A	92890KBD6	0.555640%	1,145,451,000.00	3,620,260.98	0.00	1,676.30	0.00	0.00	1,676.30	3,613,010.70
X-B	92890KBE4	0.499493%	232,438,000.00	232,438,000.00	0.00	96,750.95	0.00	0.00	96,750.95	232,438,000.00
X-C	92890KAA3	1.169640%	31,611,000.00	18,294,567.56	0.00	17,831.72	0.00	0.00	17,831.72	18,134,479.45
X-D	92890KAC9	4.624640%	14,876,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	92890KAE5	4.624640%	63,223,793.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-Y	92890KAG0	0.000000%	29,558,534.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,517,158,327.00	254,352,828.54	0.00	116,258.97	0.00	0.00	116,258.97	254,185,490.15

Deal Distribution Total					7,250.28	491,260.12	0.00	160,088.11	498,510.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890KAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890KAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890KBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890KBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92890KBC8	34.76607556	0.06962586	0.11788595	0.00000000	0.00000000	0.00000000	0.00000000	0.18751181	34.69644970
B	92890KBF1	1,000.00000000	0.00000000	3.64250007	0.00000000	0.00000000	0.00000000	0.00000000	3.64250007	1,000.00000000
C	92890KBG9	1,000.00000000	0.00000000	2.15330849	1.11805823	14.28845389	0.00000000	0.00000000	2.15330849	1,000.00000000
D	92890KAJ4	1,000.00000000	0.00000000	0.00000000	3.38886681	42.00508694	0.00000000	0.00000000	0.00000000	1,000.00000000
E	92890KAL9	578.74055107	0.00000000	0.00000000	1.66629053	44.96168581	0.00000000	5.06431654	0.00000000	573.67623454
F	92890KAN5	0.00000000	0.00000000	0.00000000	0.00000000	46.06666577	0.00000000	0.00000000	0.00000000	0.00000000
G	92890KAQ8	0.00000000	0.00000000	0.00000000	0.00000000	136.20968849	0.00000000	0.00000000	0.00000000	0.00000000
R	92890KAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890KBD6	3.16055508	0.00000000	0.00146344	0.00000000	0.00000000	0.00000000	0.00000000	0.00146344	3.15422545
X-B	92890KBE4	1,000.00000000	0.00000000	0.41624412	0.00000000	0.00000000	0.00000000	0.00000000	0.41624412	1,000.00000000
X-C	92890KAA3	578.74055107	0.00000000	0.56409857	0.00000000	0.00000000	0.00000000	0.00000000	0.56409857	573.67623454
X-D	92890KAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	92890KAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-Y	92890KAG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	1,676.30	0.00	1,676.30	0.00	0.00	0.00	1,676.30	0.00
X-B	07/01/26 - 07/30/26	30	0.00	96,750.95	0.00	96,750.95	0.00	0.00	0.00	96,750.95	0.00
X-C	07/01/26 - 07/30/26	30	0.00	17,831.72	0.00	17,831.72	0.00	0.00	0.00	17,831.72	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-Y	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	07/01/26 - 07/30/26	30	0.00	12,275.70	0.00	12,275.70	0.00	0.00	0.00	12,275.70	0.00
B	07/01/26 - 07/30/26	30	0.00	250,611.29	0.00	250,611.29	0.00	0.00	0.00	250,611.29	0.00
C	07/01/26 - 07/30/26	30	685,729.82	170,326.98	0.00	170,326.98	58,212.82	0.00	0.00	112,114.16	743,942.64
D	07/01/26 - 07/30/26	30	4,308,411.68	378,095.87	0.00	378,095.87	378,095.87	0.00	0.00	0.00	4,686,507.55
E	07/01/26 - 07/30/26	30	1,368,610.74	52,673.11	0.00	52,673.11	52,673.11	0.00	0.00	0.00	1,421,283.85
F	N/A	N/A	685,287.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	685,287.72
G	N/A	N/A	8,611,693.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8,611,693.15
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			15,659,733.11	980,241.92	0.00	980,241.92	488,981.80	0.00	0.00	491,260.12	16,148,714.91

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	498,510.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	986,405.36	Master Servicing Fee	1,966.40
Interest Reductions due to Nonrecoverability Determination	(797,710.31)	Certificate Administrator Fee	468.98
Interest Adjustments	350,893.22	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	109.51
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	306.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	539,588.27	Total Fees	3,060.90

Principal		Expenses/Reimbursements
Scheduled Principal	7,250.28	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	45,267.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	160,088.11	Non-Recoverable Advances	160,088.11
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	167,338.39	Total Expenses/Reimbursements	205,355.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	491,260.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	7,250.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	498,510.40
Total Funds Collected	706,926.66	Total Funds Distributed	706,926.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	254,352,828.54	254,352,828.54	Beginning Certificate Balance	254,352,828.54
(-) Scheduled Principal Collections	7,250.28	7,250.28	(-) Principal Distributions	7,250.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	160,088.11
(-) Principal Adjustments (Cash)	160,088.11	160,088.11	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	160,088.11
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	254,185,490.15	254,185,490.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	255,303,469.93	255,303,469.93	Ending Certificate Balance	254,185,490.15
Ending Actual Collateral Balance	255,143,381.81	255,143,381.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	160,088.11	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	160,088.11	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	3	205,461,255.15	80.83%	(24)	4.5652	0.848776
1,000,001 to 2,000,000	1	1,937,860.00	0.76%	(23)	4.5700	1.490800	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	1,937,860.00	0.76%	(23)	4.5700	1.490800
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,144,053.17	2.02%	(23)	4.1200	(1.720000)	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	1	46,786,375.00	18.41%	(24)	4.2300	2.891700
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	46,786,375.00	18.41%	(24)	4.2300	2.891700	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	254,185,490.15	100.00%	(24)	4.5036	1.229699
70,000,001 to 100,000,000	1	88,908,524.12	34.98%	(24)	4.5850	0.611800
100,000,001 or greater	1	111,408,677.86	43.83%	(24)	4.5700	1.156500
Totals	5	254,185,490.15	100.00%	(24)	4.5036	1.229699
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	46,786,375.00	18.41%	(24)	4.2300	2.891700
							Mixed Use	1	111,408,677.86	43.83%	(24)	4.5700	1.156500
Connecticut	4	88,908,524.12	34.98%	(24)	4.5850	0.611800
							Multi-Family	1	5,144,053.17	2.02%	(23)	4.1200	(1.720000)
New York	3	117,169,554.76	46.10%	(24)	4.5502	1.031974
							Office	5	135,694,899.12	53.38%	(24)	4.4626	1.397889
West Virginia	3	1,321,036.27	0.52%	(23)	4.5700	1.490800
							Retail	4	1,937,860.00	0.76%	(23)	4.5700	1.490800
Totals	11	254,185,490.15	100.00%	(24)	4.5036	1.229699
							Totals	11	254,185,490.15	100.00%	(24)	4.5036	1.229699

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	51,930,428.17	20.43%	(24)	4.2191	2.434881	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	202,255,061.98	79.57%	(24)	4.5766	0.920260	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	254,185,490.15	100.00%	(24)	4.5036	1.229699
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	254,185,490.15	100.00%	(24)	4.5036	1.229699
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	254,185,490.15	100.00%	(24)	4.5036	1.229699
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	254,185,490.15	100.00%	(24)	4.5036	1.229699	Interest Only	1	46,786,375.00	18.41%	(24)	4.2300	2.891700
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	90,846,384.12	35.74%	(24)	4.5847	0.630550
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	1	111,408,677.86	43.83%	(24)	4.5700	1.156500
	Totals	5	254,185,490.15	100.00%	(24)	4.5036	1.229699	301 months to 360 months	1	5,144,053.17	2.02%	(23)	4.1200	(1.720000)
								361 months to 420 months	0	0.00	0.00%	0	0.0000	0.000000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	254,185,490.15	100.00%	(24)	4.5036	1.229699
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	135,694,899.12	53.38%	(24)	4.4626	1.397889			No outstanding loans in this group
	13 months to 24 months	3	118,490,591.03	46.62%	(24)	4.5505	1.037089
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	254,185,490.15	100.00%	(24)	4.5036	1.229699
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310924864	MU	New York	NY	Actual/360	4.570%	0.00	0.00	0.00	N/A	08/11/24	08/11/27	111,408,677.86	111,408,677.86	12/11/25
3	440000408	OF	Stamford	CT	Actual/360	4.585%	350,893.22	160,088.11	160,088.11	N/A	08/06/24	--	89,068,612.23	88,908,524.12	01/06/26
5	780924917	OF	Denver	CO	Actual/360	4.230%	170,419.37	0.00	0.00	N/A	08/11/24	08/11/26	46,786,375.00	46,786,375.00	06/11/26
59	470090450	MF	Bronx	NY	Actual/360	4.120%	18,275.68	7,250.28	0.00	N/A	09/01/24	04/01/27	5,151,303.45	5,144,053.17	05/01/26
62	416000153	RT	Various	Various	Actual/360	4.570%	0.00	0.00	0.00	N/A	09/01/24	--	1,937,860.00	1,937,860.00	08/01/24
Totals							539,588.27	167,338.39	160,088.11				254,352,828.54	254,185,490.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	27,593,331.00	6,753,042.64	01/01/25	03/31/25	04/13/26	15,585,475.00	379,789.02	(2,422.37)	1,840,610.48	1,262,887.48	160,088.11
3	12,542,348.00	0.00	--	--	06/06/25	45,766,645.49	441,700.66	0.00	0.00	0.00	0.00
5	4,894,774.00	1,546,020.00	01/01/26	03/31/26	11/12/24	0.00	0.00	168,596.33	332,170.26	0.00	0.00
59	(660,338.89)	0.00	--	--	--	0.00	0.00	25,147.80	50,352.08	2,968,995.33	0.00
62	536,608.00	0.00	--	--	05/07/25	0.00	0.00	(42.14)	368,446.38	0.00	0.00
Totals	44,906,722.11	8,299,062.64				61,352,120.49	821,489.68	191,279.63	2,591,579.20	4,231,882.81	160,088.11

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	5,144,053.17	1	111,408,677.86	0	0.00	0	0.00	1	5,144,053.17	0	0.00	0	0.00	4.503558%	4.230473%	(24)
07/17/26	0	0.00	0	0.00	1	111,408,677.86	0	0.00	0	0.00	0	0.00	0	0.00	1	84,053,092.49	4.503598%	4.230521%	(23)
06/17/26	0	0.00	0	0.00	1	111,408,677.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335326%	4.061261%	(22)
05/15/26	1	46,786,375.00	0	0.00	1	111,408,677.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335322%	4.061260%	(21)
04/17/26	0	0.00	0	0.00	1	111,408,677.86	0	0.00	0	0.00	1	5,174,075.11	0	0.00	0	0.00	4.335723%	4.061674%	(20)
03/17/26	0	0.00	0	0.00	1	111,566,633.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335810%	4.061764%	(19)
02/18/26	0	0.00	0	0.00	1	111,766,367.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335921%	4.061878%	(18)
01/16/26	0	0.00	0	0.00	1	111,922,921.13	0	0.00	0	0.00	2	51,983,576.23	1	826,125.00	0	0.00	4.336008%	4.061967%	(17)
12/17/25	0	0.00	0	0.00	1	112,078,861.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335878%	4.061796%	(16)
11/18/25	0	0.00	0	0.00	1	112,248,383.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335972%	4.061892%	(15)
10/20/25	0	0.00	1	112,403,047.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.336057%	4.061980%	(14)
09/17/25	1	112,571,339.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.336150%	4.131210%	(13)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310924864	12/11/25	7	6	(2,422.37)	1,840,610.48	1,307,558.58	112,078,861.00	09/25/25	13
3	440000408	01/06/26	6	5	0.00	0.00	0.00	88,908,523.21	09/25/24	13
5	780924917	06/11/26	1	5	168,596.33	332,170.26	0.00	46,786,375.00	04/24/24	13
59	470090450	05/01/26	2	2	25,147.80	50,352.08	2,975,557.33	5,166,313.47	08/14/23	0
62	416000153	08/01/24	23	5	(42.14)	368,446.38	80,867.15	2,203,309.13	10/15/24	13
Totals					191,279.63	2,591,579.20	4,363,983.06	255,143,381.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		137,632,759	0	137,632,759		0
0 - 6 Months		0	0	0		0
7 - 12 Months		116,552,731	0	116,552,731		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	254,185,490	0	46,786,375	5,144,053	202,255,062	0
Jul-26	254,352,829	46,786,375	0	5,151,303	202,415,150	0
Jun-26	404,360,642	46,786,375	0	5,159,116	352,415,150	0
May-26	404,367,839	5,166,313	46,786,375	0	352,415,150	0
Apr-26	405,032,187	51,960,450	0	0	353,071,737	0
Mar-26	405,197,287	51,967,594	0	0	353,229,693	0
Feb-26	405,405,916	51,976,489	0	0	353,429,427	0
Jan-26	405,569,557	51,983,576	0	0	353,585,981	0
Dec-25	406,558,684	5,204,264	0	0	401,354,420	0
Nov-25	406,735,838	5,211,895	0	0	401,523,943	0
Oct-25	406,897,513	5,218,906	0	112,403,047	289,275,559	0
Sep-25	407,073,386	0	112,571,339	0	294,502,047	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310924864	111,408,677.86	112,078,861.00	346,700,000.00	01/23/26	6,628,187.14	1.15650	03/31/25	08/11/24	276
3	440000408	88,908,524.12	88,908,523.21	150,700,000.00	10/29/24	10,144,692.00	0.61180	12/31/25	08/06/24	216
5	780924917	46,786,375.00	46,786,375.00	57,100,000.00	05/15/24	1,450,609.00	2.89170	03/31/26	08/11/24	I/O
59	470090450	5,144,053.17	5,166,313.47	25,270,000.00	04/22/14	(660,338.89)	(1.72000)	03/31/25	09/01/24	336
62	416000153	1,937,860.00	2,203,309.13	2,720,000.00	01/28/26	507,675.00	1.49080	12/31/24	09/01/24	216
Totals		254,185,490.15	255,143,381.81	582,490,000.00		18,070,824.25

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310924864	MU	NY	09/25/25	13

08.01.2026 - The Loan was transferred to Special Servicing on 9/26/2025 due to various defaults relating to the lockbox and loan payments, which stem from liens asserted by the condominium association that controls the development surrounding the collater al. Additional defaults exist relating to the failure to replace a guarantor. Collateral securing the loan is a multi-building mixed use portfolio located in New York, NY that totals 494k square feet. The properties were 91%

occupied as of 3Q 2025. Borrow er has executed a pre-negotiation agreement. Special Servicer is dual tracking discussion with the borrower and foreclosure and receivership filings; foreclosure complaint was filed 1/9/2026, and receivership motion was granted on 2/19/2026. Borrower has engaged a third-party consultant and a modification request has been received. Special Servicer is evaluating the modification request and preparing a counter-proposal.

3	440000408	OF	CT	09/25/24	13

The loan matured on 8/6/2024 and was not paid off upon maturity. The loan is secured by a 982K SF office portfolio comprised of four office towers located in the Stamford, CT CBD. All four office towers are located directly adjacent to each other and form a contiguous office complex linked by common interior and exterior walkways. Shared amenities include cafeteria, sundry shop, fitness center, conference facilities, ATM machines, and shuttle bus to the train station. The portfolio was

66% occupied as of 1Q26. Loan is currently in cash management. Receiver was appointed on 10/20/2025 and is in control of the properties and is addressing leasing. Lender continues to discuss workout options with the Borrower while dual tracking foreclosure. Lender has rejec ted prior proposals from Borrower and Lender has provided feedback to Borrower on terms, but Borrower has not yet provided counter proposal.The Court granted Lender's summary judgment motion as to the A-1 and A-2-A Notes. However, the Court denied the m otion as to the A-2-B and A-3 Notes. Lender's counsel will be filing a reply upon docs being executed. In the meantime, Receiver continues to address property needs and executing

	leases with existing and new tenants.
5	780924917	OF	CO	04/24/24	13

08.01.2026: The loan transferred to Special Servicing effective 4/24/2024 for imminent maturity default and subsequently failed to pay off on the scheduled maturity date of 8/11/2024. Collateral securing the loan is the fee simple interest in a

318,053 SF office property located in Denver, CO. As of 3/31/2026, the asset is 82.18% occupied. Special Servicing transferred to Mount Street effective 11/26/2024. Loan modification has been approved by the Special Servicer and Trust, and the loan modification clo sed with an effective date of 12/11/2025. Borrower has requested to move forward with the contemplated extension option for the loan; Special Servicer will keep the loan in special through August 2026, to complete its

	review of the extension option.
59	470090450	MF	NY	08/14/23	0
	Reinstatement via forbearance and maturity extension with repayment plan. Anticipate full payoff at next maturity date.

62	416000153	RT	Various	10/15/24	13

08.01.2026: The loan transferred to Special Servicing effective 10/15/2024 for maturity default following the original 9/1/2024 maturity date. The portfolio originally consists of 4 properties; however, Rite Aid Bluefield was released in 5/2024 and

Rite A id Buffalo was released in 7/2024. The remaining properties are Rite Aid Branchland and Rite Aid Hinton and both are single tenant retail properties located in West Virginia. Special Servicing transferred to Mount Street effective

11/26/2024. The replacem ent Special Servicer has reviewed the loan file and provided borrower with a Pre-Negotiation Agreement, which was signed by Borrower as of 2/12/25. Borrower has provided a DPO offer, which was rejected as it was materially below appraisal and prior BOV va lues. Special Servicer is now obtaining new BOVs while continuing to work with trust legal counsel to complete a foreclosure action. Special Servicer is dual tracking resolution efforts, including a DPO

	offer from the Borrower. Negotiations continue with the Borrower.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310924864	0.00	4.57000%	0.00	4.57000%	1	03/19/24	03/19/24	--
26	310921529	12,352,340.32	4.46000%	12,352,340.32	4.46000%	10	05/31/20	06/11/20	07/13/20
43	416000149	7,702,985.03	4.84000%	7,702,985.03	4.84000%	10	06/02/20	06/01/20	06/11/20
50	300571152	6,900,911.97	4.65000%	6,900,911.97	4.65000%	10	05/05/20	05/06/20	07/13/20
53	416000151	6,053,078.28	4.91000%	6,053,078.28	4.91000%	10	07/06/20	08/01/20	08/11/20
55	302480055	6,013,034.54	5.05000%	6,013,034.54	5.05000%	8	08/15/18	08/15/18	--
56	302480056	5,420,269.01	4.61000%	5,420,269.01	4.61000%	9	08/15/18	12/22/21	--
56	302480056	0.00	4.61000%	0.00	4.61000%	9	12/22/21	12/22/21	--
56	302480056	0.00	4.61000%	0.00	4.61000%	9	11/22/22	12/22/21	--
59	470090450	0.00	4.12000%	0.00	4.12000%	1	10/01/25	10/01/25	--
59	470090450	0.00	4.12000%	0.00	4.12000%	10	04/01/27	03/02/26	--
68	310922132	4,343,006.49	4.79000%	4,343,006.49	4.79000%	10	07/17/20	05/01/20	09/11/20
75	440000404	0.00	4.83900%	0.00	4.83900%	10	06/25/20	05/06/20	08/11/20
Totals		48,785,625.64		48,785,625.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	310924435	07/17/26	150,000,000.00	212,500,000.00	96,662,053.61	12,608,961.12	96,662,053.61	84,053,092.49	65,946,907.51	0.00	0.00	65,946,907.51	43.96%
11	302480011	08/17/23	20,821,342.62	16,700,000.00	21,236,122.83	8,748,044.37	20,470,531.98	11,722,487.61	9,098,855.01	0.00	0.00	9,098,855.01	32.49%
22	416000156	10/18/19	15,026,413.25	7,200,000.00	3,962,782.63	2,532,734.19	3,811,673.24	1,278,939.05	13,747,474.20	0.00	270,922.15	13,476,552.05	83.39%
37	302480037	08/17/21	8,008,628.03	7,700,000.00	7,601,803.29	2,166,730.52	7,300,153.34	5,133,422.82	2,875,205.21	0.00	191,018.16	2,684,187.05	29.49%
45	302480045	09/17/24	7,222,111.46	11,000,000.00	7,376,560.50	189,517.35	7,376,560.50	7,187,043.15	35,068.31	0.00	0.00	35,068.31	0.42%
48	300571154	08/15/25	5,998,856.47	23,200,000.00	6,422,224.63	225,440.50	6,422,224.63	6,196,784.13	0.00	0.00	0.00	0.00	0.00%
56	302480056	02/18/25	4,543,599.24	8,300,000.00	4,920,183.85	198,773.41	4,742,372.65	4,543,599.24	0.00	0.00	0.00	0.00	0.00%
115	302480115	08/17/22	1,553,321.96	2,400,000.00	2,377,812.64	540,771.07	2,377,812.64	1,837,041.57	0.00	0.00	(158.65)	158.65	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			213,174,273.03	289,000,000.00	150,559,543.98	27,210,972.53	149,163,382.59	121,952,410.06	91,703,510.24	0.00	461,781.66	91,241,728.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/26	7,197.01	0.00	0.00	0.00	0.00	7,197.01	0.00	0.00	7,197.01
1	310924435	07/17/26	0.00	0.00	65,946,907.51	0.00	0.00	65,946,907.51	0.00	0.00	65,946,907.51
11	302480011	08/17/23	0.00	0.00	9,098,855.01	0.00	0.00	9,098,855.01	0.00	0.00	9,098,855.01
22	416000156	12/17/20	0.00	0.00	13,476,552.05	0.00	0.00	(103,621.43)	0.00	0.00	13,374,985.60
		12/17/19	0.00	0.00	13,580,173.48	0.00	0.00	(167,300.72)	0.00	0.00
		10/18/19	0.00	0.00	13,747,474.20	0.00	0.00	13,747,474.20	0.00	(101,566.45)
37	302480037	11/17/23	0.00	0.00	2,684,187.05	0.00	0.00	(54,882.72)	0.00	0.00	2,684,187.05
		12/17/21	0.00	0.00	2,739,069.77	0.00	0.00	(136,135.44)	0.00	0.00
		08/17/21	0.00	0.00	2,875,205.21	0.00	0.00	2,875,205.21	0.00	0.00
45	302480045	09/17/24	0.00	0.00	35,068.31	0.00	0.00	35,068.31	0.00	0.00	35,068.31
48	300571154	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	302480056	02/18/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
115	302480115	08/25/22	0.00	0.00	0.00	0.00	0.00	158.65	0.00	0.00	158.65
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			7,197.01	0.00	91,241,569.93	0.00	0.00	91,248,925.59	0.00	(101,566.45)	91,147,359.14

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	23,983.81	0.00	0.00	0.00	0.00	438,424.09	0.00	0.00	0.00	0.00
3	(350,893.22)	0.00	19,174.49	0.00	0.00	0.00	0.00	351,660.20	0.00	0.00	0.00	0.00
59	0.00	0.00	1,108.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	7,626.02	0.00	0.00	0.00	0.00
Total	(350,893.22)	0.00	45,267.26	0.00	0.00	0.00	0.00	797,710.31	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		492,084.35

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25